Prepayments, Deposits and Other Receivables (Details)	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)
Prepayments, Deposits and Other Receivables [Line Items]
Professional fee	RM 1,492,195
Robotics AI Platform [Member]
Prepayments, Deposits and Other Receivables [Line Items]
Prepaid expenses		RM 22	$ 1,234,435
IT Software for Internet of Things [Member]
Prepayments, Deposits and Other Receivables [Line Items]
Prepaid expenses	1,423,354
IT Software for E-commerce [Member]
Prepayments, Deposits and Other Receivables [Line Items]
Prepaid expenses	RM 1,071,032	RM 1,406,508	$ 314,690